Summary of Significant Accounting Policies (Details)		12 Months Ended
	Apr. 23, 2025	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2025 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Cash deposite		$ 1,351,566
Maximum limit of insured amount		69,846			¥ 500,000
Notes receivable			$ 3,071
Inventory allowance		374
Investments rate	3.10%
Intangible assets, net		$ 128,095	204,033
Intangible assets over useful lives term		10 years
Contract liabilities		$ 2,218,095	3,037,609	$ 1,671,353
Number of reportable segment		1
Cost of revenue		$ 180,938,212	172,983,529	209,112,615
Selling expenses		2,163,327	2,343,841	1,991,992
Capitalized software development costs		47,263	60,239	63,698
General and administrative expenses		$ 463,173	481,548	437,261
Tax benefit rate		50.00%
Income before taxes		$ 1,492,905	(2,338,013)	2,016,840
Value added tax rate description		The Company is a general taxpayer and is subject to applicable VAT tax rate of 6% or 16%, and starting from April 1, 2019, the Company is subject to applicable VAT tax rate of 6% or 13%.
Consolidated statements of income and comprehensive income amount		$ 194,411	190,436	175,762
Government subsidies and other operating income		$ 37,139	54,104	125,125
Business Combination, Series of Individually Immaterial Business Combinations [Member]
Summary of Significant Accounting Policies [Line Items]
Voting power percentage		50.00%			50.00%
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Income before taxes		$ 1,320,656	471,717	877,850
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Investments rate		0.50%
Transaction and earns a commission fee percentage		0.15%			0.15%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Investments rate		4.50%
Transaction and earns a commission fee percentage		2.00%			2.00%
Shipping and Handling Costs [Member}
Summary of Significant Accounting Policies [Line Items]
Cost of revenue		$ 352,221	452,885	474,543
Selling expenses		$ 391,395	$ 408,440	$ 423,606